Employee benefit plans and compensation plans - Defined benefit plans - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sweden
Employee benefit plans and compensation plans
Increase in the defined benefit obligation related to a 100 basis point decrease in the discount rate	$ 2.7
Germany
Employee benefit plans and compensation plans
Increase in the defined benefit obligation related to a 50 basis point decrease in the discount rate	0.7
Decrease in the defined benefit obligation related to a 50 basis point increase in the discount rate	0.6
Defined benefit plans
Employee benefit plans and compensation plans
Accumulated benefit obligation	$ 20.3	$ 17.5	$ 17.4